Impairment Charges (Summary of Impairment Charges on Continued and Discontinued Operations) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill impairment	$ 25,000,000	$ 25,400,000	$ 0	$ 0
Other Long-Lived Asset Impairments 2		4,000,000.0	7,800,000	5,400,000
Total Impairments		29,400,000	7,800,000	5,400,000
Bedding Products
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill impairment		0
Other Long-Lived Asset Impairments 2		300,000	4,400,000	1,500,000
Total Impairments		300,000
Specialized Products
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill impairment		25,400,000
Other Long-Lived Asset Impairments 2		0	0	0
Total Impairments		25,400,000
Furniture, Flooring & Textile Products
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill impairment		0
Other Long-Lived Asset Impairments 2		200,000	3,400,000	3,900,000
Total Impairments		200,000
Unallocated
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill impairment		0
Other Long-Lived Asset Impairments 2		3,500,000	$ 0	$ 0
Total Impairments		$ 3,500,000